Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued expenses	$ 300	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	350,000,000	350,000,000	350,000,000
Common stock, issued	1,663,280	1,269,286	1,161,983
Common stock, outstanding	1,663,280	1,269,286	1,161,983
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	15,368,569	15,368,569	15,368,569
Common stock, issued	0	0	0
Common stock, outstanding	0	0	0